SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - Class of Stock [Domain] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities, Current	$ 3,247,509		$ 0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			86,129
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 838,163		826,688
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4 years
Payments Of Deferred Offering Costs	$ 30,321	$ 14,982	749,386	$ 26,209
IPO [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 749,386		$ 749,386
Escrow [Member]
Shares, Issued			2,700,000